Stock options, retention securities and warrants (Tables)	12 Months Ended
Dec. 31, 2025
Stock options, retention securities and warrants
Schedule of stock option transactions

	Number of shares	Weighted average
	issuable under	exercise price
	options	$
Balance outstanding at December 31, 2023	10,545,500	1.91
Granted	2,268,200	2.47
Exercised	(887,000)	1.44
Forfeited/Expired	(149,000)	2.14
Balance outstanding at December 31, 2024	11,777,700	2.05
Granted	2,349,700	3.27
Exercised	(2,434,000)	1.84
Forfeited/Expired	(2,417,500)	2.46
Balance outstanding at December 31, 2025	9,275,900	2.31

Schedule of stock options outstanding

The following table summarizes information about stock options outstanding at December 31, 2025:

		Weighted			Weighted
		average			average
	Number of	remaining	Weighted	Number of	remaining	Weighted
	Options	contractual	average exercise	Options	contractual	average exercise
Exercise Price ($)	Outstanding	life (Years)	Price ($)	Exercisable	life (Years)	Price ($)
1.01-1.50	98,000	4.27	1.13	98,000	4.27	1.13
1.51-2.00	5,215,000	5.40	1.79	5,215,000	5.40	1.79
2.01-2.50	928,000	2.89	2.14	903,000	2.74	2.14
2.51-3.00	926,500	7.62	2.83	549,250	6.69	2.82
3.01-3.50	1,165,900	5.40	3.24	1,139,900	5.34	3.23
3.51-4.00	942,500	2.73	3.83	328,646	1.37	3.88
	9,275,900	5.09	2.31	8,233,796	5.01	2.17

Schedule of assumptions for fair value of options granted

	December 31, 2025	December 31, 2024
Risk-free interest rate	2.72% - 3.19%	3.02% - 3.76%
Expected term in years	4.0 – 9.2 years	5-10 years
Expected stock price volatility	146.48% - 170.89%	152.12% - 164.96%
Dividend yield	—	—

Schedule of warrants transactions

	Number of shares	Weighted average	Weighted average
	issuable under	exercise price	exercise price
	warrants	US$	$
Balance outstanding at December 31, 2023	5,075,000	2.32	2.32
Granted	5,066,250		2.98
Exercised	(47,500)		2.93
Balance outstanding at December 31, 2024	10,093,750	1.75	2.75
Granted	2,392,832	2.65	3.63
Exercised	(1,146,734)		2.98
Balance outstanding at December 31, 2025	11,339,848	2.65	2.88

Schedule of warrants outstanding

The following table summarizes information about warrants outstanding at December 31, 2025:

Exercise Price ($)	Number of Warrants Outstanding	Grant Date	Expiry Date
2.44	5,075,000	July 13, 2022	July 13, 2027
3.00	3,780,097	March 28, 2024	March 28, 2027
2.35	91,919	March 28, 2024	March 28, 2026
3.63 (US 2.65)	2,392,832	November 19, 2025	November 19, 2028
	11,339,848